[Janus Henderson Letterhead]

May 3, 2022

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:

JANUS ASPEN SERIES (the “Registrant”)

1933 Act File No. 033-63212

1940 Act File No. 811-07736

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1. There are no changes to the Prospectuses and Statements of Additional Information (“SAIs”) from the forms of the Prospectuses and SAIs that were filed in Post-Effective Amendment No. 95 (“PEA No. 95”) on April 29, 2022, pursuant to Rule 485(b) under the 1933 Act for all currently effective series of the Registrant, and all share classes thereof.

2. The text of PEA No. 95 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Assistant Secretary to the Registrant

Enclosure (via EDGAR)

cc:	Abigail Murray, Esq.

Thea Kelley